THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
PROSPECTUSES DATED MAY 1, 2023

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
VARIABLE LIFE
VARIABLE COMPLIFE®
VARIABLE JOINT LIFE
VARIABLE EXECUTIVE LIFE

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

VARIABLE UNIVERSAL LIFE PLUS
EXECUTIVE VARIABLE UNIVERSAL LIFE—II
VARIABLE UNIVERSAL LIFE PLUS—NY
CUSTOM VARIABLE UNIVERSAL LIFE
EXECUTIVE VARIABLE UNIVERSAL LIFE
SURVIVORSHIP VARIABLE UNIVERSAL LIFE

This Supplement updates certain information in the most recent prospectuses, initial summary prospectuses and updating summary prospectuses, as applicable, for the above-referenced variable life policies and any supplements to the prospectuses, initial summary prospectuses and updating summary prospectuses (together the “Prospectuses”). You should read this Supplement in conjunction with your Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplements without charge upon request.
Sub-Adviser Change for Large Cap Blend Portfolio
On or about July 31, 2023 J.P. Morgan Investment Management, Inc. will replace Fiduciary Management, Inc. as the sub-adviser for the Large Cap Blend Portfolio. Please note that with respect to this change, some systems and forms may temporarily reference the previous sub-adviser for this Portfolio.
Please retain this Supplement for future reference. In light of these changes, in APPENDIX A—Portfolios Available under Your Contract, the following rows in the table are amended to contain the following information.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 year
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.74%[1]	-13.78%	5.99%	10.06%
This Supplement is dated July 28, 2023.